Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net Loss	$ (1,187,620)	$ (359,034)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization of prepaid services paid by shares issuance	234,064
Shares and warrants issued for services	181,602
Loss on impairment		54,292
Depreciation and amortization	26,962	11,438
Interest on lease liability	5,039	2,706
Wages and salaries	43,709
Accrued interest	58,397
Amortization on OID interest	297,697
Gain on settlement of debt	(184,868)	(250,778)
Total items not involving cash flow from operating activities	(525,020)	(541,376)
Changes in operating assets and liabilities (Note 13)	(201,284)	539,220
Net cash used in operating activities	(726,304)	(2,157)
Cash Flows from Investing Activities
Repayment of lease liability		(10,037)
Purchase of investment (Note 18)	(8,765)	(15,658)
Purchase of property and equipment	(7,962)	(98,353)
Net cash used in investing activities	(16,727)	(124,048)
Financing Activities
Proceeds from issuance of stock for cash	1,007,617	30,000
Proceeds from share subscriptions	250,000
Proceeds from loan payable	178,836	88,120
Proceeds from promissory notes	467,500
Shareholder Assumption of Debt	(48,953)	19,266
Repayments on promissory notes (Note 8)	(16,150)	(19,544)
Net cash provided by financing activities	1,838,850	117,841
Effects of Foreign Currency Translation		(4,967)
Change in cash	1,095,819	(13,330)
Cash and cash equivalents - beginning of year	11,993	25,323
Cash and cash equivalents end of year	1,107,812	11,993
Supplemental disclosure of cash flow information:
Interest paid	11,100	8,113
Supplemental Disclosure of non-cash investing and financing Activities
Share cancellation		(77,179)
Shares issued to service providers	372,990
Conversion of preferred stock to common stock		8,642
Shares issued for share subscriptions payable	2,046,415	290,540
Recognition of operating lease right of use asset and liability		68,517
Conversion of convertible promissory note to common stock	226,839
Convertible promissory note - equity discount	467,500
Convertible promissory note - original issue discount	$ 41,537